Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 46.8% of Net Assets
	Aerospace & Defense — 0.9%
203	AAR Corp.(a)	$12,050
498	Boeing Co.(a)	93,036
39	L3Harris Technologies, Inc.	6,997
35	Lockheed Martin Corp.	15,913
83	Moog, Inc., Class A	9,632
125	RTX Corp.	10,174
		147,802
	Air Freight & Logistics — 0.4%
276	Expeditors International of Washington, Inc.	30,153
30	FedEx Corp.	7,203
162	GXO Logistics, Inc.(a)	8,183
81	United Parcel Service, Inc., Class B	11,441
		56,980
	Automobile Components — 0.6%
40	Aptiv PLC(a)	3,488
684	BorgWarner, Inc.	25,240
561	Dana, Inc.	6,440
501	Magna International, Inc.	24,093
470	Mobileye Global, Inc., Class A(a)	16,765
141	Phinia, Inc.	3,649
75	Visteon Corp.(a)	8,635
		88,310
	Automobiles — 0.9%
1,606	General Motors Co.	45,289
442	Tesla, Inc.(a)	88,771
78	Thor Industries, Inc.	6,859
		140,919
	Banks — 2.3%
340	Ameris Bancorp	12,682
1,395	Banc of California, Inc.	15,638
1,903	Bank of America Corp.	50,125
940	Citigroup, Inc.	37,121
129	Citizens Financial Group, Inc.	3,022
243	East West Bancorp, Inc.	13,030
22	First Citizens BancShares, Inc., Class A	30,376
615	First Financial Bancorp	11,377
1,583	FNB Corp.	16,922
1,019	Fulton Financial Corp.	13,237
345	International Bancshares Corp.	15,121
311	JPMorgan Chase & Co.	43,248
93	PNC Financial Services Group, Inc.	10,646
167	Regions Financial Corp.	2,426
1,086	Truist Financial Corp.	30,799
161	U.S. Bancorp	5,133
325	Webster Financial Corp.	12,340
1,275	Wells Fargo & Co.	50,707
		373,950
	Beverages — 0.7%
61	Boston Beer Co., Inc., Class A(a)	20,371
206	Coca-Cola Co.	11,637
185	Keurig Dr Pepper, Inc.	5,611
1,424	Monster Beverage Corp.(a)	72,766
39	PepsiCo, Inc.	6,368
		116,753
	Biotechnology — 1.0%
63	AbbVie, Inc.	8,894
251	Alnylam Pharmaceuticals, Inc.(a)	38,102
16	Biogen, Inc.(a)	3,801
285	CRISPR Therapeutics AG(a)	11,095
Shares	Description	Value (†)
	Biotechnology — continued
251	Cytokinetics, Inc.(a)	$8,750
97	Gilead Sciences, Inc.	7,618
171	Halozyme Therapeutics, Inc.(a)	5,792
75	Incyte Corp.(a)	4,045
96	Neurocrine Biosciences, Inc.(a)	10,650
63	Regeneron Pharmaceuticals, Inc.(a)	49,133
29	United Therapeutics Corp.(a)	6,463
11	Vertex Pharmaceuticals, Inc.(a)	3,983
		158,326
	Broadline Retail — 1.8%
228	Alibaba Group Holding Ltd., ADR(a)	18,819
1,849	Amazon.com, Inc.(a)	246,084
627	eBay, Inc.	24,597
		289,500
	Building Products — 0.7%
89	Builders FirstSource, Inc.(a)	9,658
66	Carlisle Cos., Inc.	16,770
96	Carrier Global Corp.	4,575
416	Fortune Brands Innovations, Inc.	23,213
34	Lennox International, Inc.	12,598
578	Masco Corp.	30,108
129	Owens Corning	14,625
108	Trex Co., Inc.(a)	6,071
		117,618
	Capital Markets — 2.9%
904	Bank of New York Mellon Corp.	38,420
41	BlackRock, Inc.	25,104
40	Cboe Global Markets, Inc.	6,556
886	Charles Schwab Corp.	46,108
67	CME Group, Inc.	14,302
70	FactSet Research Systems, Inc.	30,232
123	Goldman Sachs Group, Inc.	37,344
585	Intercontinental Exchange, Inc.	62,852
277	Janus Henderson Group PLC	6,390
904	KKR & Co., Inc.	50,082
56	Moody's Corp.	17,248
91	Morgan Stanley	6,445
57	MSCI, Inc.	26,878
31	Northern Trust Corp.	2,043
46	S&P Global, Inc.	16,068
433	SEI Investments Co.	23,235
575	State Street Corp.	37,162
30	T. Rowe Price Group, Inc.	2,715
54	Virtus Investment Partners, Inc.	9,948
		459,132
	Chemicals — 0.7%
14	Air Products & Chemicals, Inc.	3,954
175	Celanese Corp.	20,039
446	Corteva, Inc.	21,471
47	DuPont de Nemours, Inc.	3,425
28	Ecolab, Inc.	4,697
150	HB Fuller Co.	9,923
107	Innospec, Inc.	10,486
52	Linde PLC	19,872
128	Minerals Technologies, Inc.	6,920
19	Sherwin-Williams Co.	4,526
73	Stepan Co.	5,460
		110,773
	Commercial Services & Supplies — 0.1%
77	MSA Safety, Inc.	12,157

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
152	Vestis Corp.(a)	$2,324
25	Waste Management, Inc.	4,108
		18,589
	Communications Equipment — 0.3%
183	Ciena Corp.(a)	7,722
398	Cisco Systems, Inc.	20,748
53	F5, Inc.(a)	8,034
19	Motorola Solutions, Inc.	5,291
		41,795
	Construction & Engineering — 0.1%
263	AECOM	20,133
	Construction Materials — 0.2%
27	Martin Marietta Materials, Inc.	11,042
64	Vulcan Materials Co.	12,575
		23,617
	Consumer Finance — 0.9%
1,521	Ally Financial, Inc.	36,793
326	American Express Co.	47,606
591	Capital One Financial Corp.	59,862
100	Synchrony Financial	2,805
		147,066
	Consumer Staples Distribution & Retail — 0.9%
151	BJ's Wholesale Club Holdings, Inc.(a)	10,286
35	Casey's General Stores, Inc.	9,517
29	Costco Wholesale Corp.	16,021
1,452	Kroger Co.	65,877
253	Sprouts Farmers Market, Inc.(a)	10,631
32	Target Corp.	3,545
144	Walmart, Inc.	23,531
		139,408
	Containers & Packaging — 0.2%
37	Ball Corp.	1,782
154	Crown Holdings, Inc.	12,412
249	Sonoco Products Co.	12,901
		27,095
	Distributors — 0.0%
36	Genuine Parts Co.	4,639
	Diversified Consumer Services — 0.1%
91	Grand Canyon Education, Inc.(a)	10,768
187	Service Corp. International	10,177
		20,945
	Diversified REITs — 0.1%
604	American Assets Trust, Inc.	10,721
23	Digital Realty Trust, Inc.	2,860
		13,581
	Diversified Telecommunication Services — 0.3%
893	AT&T, Inc.	13,752
145	Iridium Communications, Inc.	5,372
619	Verizon Communications, Inc.	21,746
		40,870
	Electric Utilities — 0.3%
191	American Electric Power Co., Inc.	14,428
220	Eversource Energy	11,834
119	Exelon Corp.	4,634
143	FirstEnergy Corp.	5,091
102	IDACORP, Inc.	9,660
		45,647
	Electrical Equipment — 0.5%
99	Eaton Corp. PLC	20,583
Shares	Description	Value (†)
	Electrical Equipment — continued
132	Emerson Electric Co.	$11,744
60	Hubbell, Inc.	16,206
230	nVent Electric PLC	11,070
84	Regal Rexnord Corp.	9,946
22	Rockwell Automation, Inc.	5,782
		75,331
	Electronic Equipment, Instruments & Components — 0.7%
117	Advanced Energy Industries, Inc.	10,209
63	Amphenol Corp., Class A	5,075
245	Avnet, Inc.	11,351
197	Cognex Corp.	7,090
60	Corning, Inc.	1,606
166	Jabil, Inc.	20,385
623	Knowles Corp.(a)	8,093
39	Littelfuse, Inc.	8,450
204	TE Connectivity Ltd.	24,041
14	Teledyne Technologies, Inc.(a)	5,244
14	Zebra Technologies Corp., Class A(a)	2,932
		104,476
	Energy Equipment & Services — 0.2%
329	ChampionX Corp.	10,133
706	NOV, Inc.	14,092
100	Schlumberger NV	5,566
		29,791
	Entertainment — 1.3%
62	Electronic Arts, Inc.	7,675
199	Netflix, Inc.(a)	81,926
55	Take-Two Interactive Software, Inc.(a)	7,356
1,045	Walt Disney Co.(a)	85,262
3,002	Warner Bros Discovery, Inc.(a)	29,840
		212,059
	Financial Services — 1.6%
333	Block, Inc.(a)	13,403
389	Fiserv, Inc.(a)	44,249
251	Global Payments, Inc.	26,661
25	Jack Henry & Associates, Inc.	3,525
24	Mastercard, Inc., Class A	9,032
1,002	MGIC Investment Corp.	16,874
415	PayPal Holdings, Inc.(a)	21,497
421	Visa, Inc., Class A	98,977
236	Voya Financial, Inc.	15,758
53	WEX, Inc.(a)	8,823
		258,799
	Food Products — 0.5%
128	Campbell Soup Co.	5,173
208	Conagra Brands, Inc.	5,691
139	Darling Ingredients, Inc.(a)	6,156
106	General Mills, Inc.	6,915
35	Hershey Co.	6,557
211	Hormel Foods Corp.	6,868
102	Ingredion, Inc.	9,545
41	J.M. Smucker Co.	4,667
146	Kellanova	7,369
141	Kraft Heinz Co.	4,436
97	McCormick & Co., Inc.	6,198
252	Mondelez International, Inc., Class A	16,685
36	WK Kellogg Co.(a)	361
		86,621
	Gas Utilities — 0.2%
82	Atmos Energy Corp.	8,828

Shares	Description	Value (†)
	Gas Utilities — continued
281	New Jersey Resources Corp.	$11,403
116	ONE Gas, Inc.	7,007
		27,238
	Ground Transportation — 0.4%
341	CSX Corp.	10,179
25	J.B. Hunt Transport Services, Inc.	4,297
50	Norfolk Southern Corp.	9,539
73	Ryder System, Inc.	7,120
29	Saia, Inc.(a)	10,396
34	Union Pacific Corp.	7,059
123	XPO, Inc.(a)	9,325
		57,915
	Health Care Equipment & Supplies — 0.8%
124	Abbott Laboratories	11,724
13	Align Technology, Inc.(a)	2,400
536	Baxter International, Inc.	17,383
46	Becton Dickinson & Co.	11,628
12	Cooper Cos., Inc.	3,741
59	Edwards Lifesciences Corp.(a)	3,759
27	GE HealthCare Technologies, Inc.	1,797
108	Globus Medical, Inc., Class A(a)	4,937
82	Haemonetics Corp.(a)	6,989
101	Intuitive Surgical, Inc.(a)	26,484
129	LeMaitre Vascular, Inc.	6,267
175	Medtronic PLC	12,348
40	Penumbra, Inc.(a)	7,646
32	Shockwave Medical, Inc.(a)	6,600
23	Stryker Corp.	6,215
		129,918
	Health Care Providers & Services — 1.2%
156	Acadia Healthcare Co., Inc.(a)	11,468
79	Cardinal Health, Inc.	7,189
329	Centene Corp.(a)	22,694
25	Chemed Corp.	14,066
48	Cigna Group	14,842
438	CVS Health Corp.	30,226
16	Elevance Health, Inc.	7,201
98	Encompass Health Corp.	6,131
90	HCA Healthcare, Inc.	20,353
78	Henry Schein, Inc.(a)	5,068
8	Humana, Inc.	4,190
21	Laboratory Corp. of America Holdings	4,194
12	McKesson Corp.	5,464
274	Select Medical Holdings Corp.	6,228
147	Tenet Healthcare Corp.(a)	7,894
37	UnitedHealth Group, Inc.	19,816
		187,024
	Health Care REITs — 0.1%
716	Physicians Realty Trust	7,776
	Health Care Technology — 0.3%
1,064	Doximity, Inc., Class A(a)	21,738
161	Veeva Systems, Inc., Class A(a)	31,026
		52,764
	Hotel & Resort REITs — 0.0%
159	Host Hotels & Resorts, Inc.	2,461
	Hotels, Restaurants & Leisure — 1.2%
305	Aramark	8,214
8	Booking Holdings, Inc.(a)	22,317
3	Chipotle Mexican Grill, Inc.(a)	5,827
121	Hilton Worldwide Holdings, Inc.	18,335
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
112	Marriott Vacations Worldwide Corp.	$10,064
71	McDonald's Corp.	18,614
178	Norwegian Cruise Line Holdings Ltd.(a)	2,421
501	Starbucks Corp.	46,212
254	Travel & Leisure Co.	8,644
42	Wingstop, Inc.	7,676
468	Yum China Holdings, Inc.	24,598
197	Yum! Brands, Inc.	23,809
		196,731
	Household Durables — 0.3%
48	DR Horton, Inc.	5,011
248	KB Home	10,962
98	Meritage Homes Corp.	11,174
138	PulteGroup, Inc.	10,156
320	Taylor Morrison Home Corp.(a)	12,262
		49,565
	Household Products — 0.4%
116	Church & Dwight Co., Inc.	10,549
59	Colgate-Palmolive Co.	4,432
374	Energizer Holdings, Inc.	11,811
247	Procter & Gamble Co.	37,058
		63,850
	Independent Power & Renewable Electricity Producers — 0.0%
379	AES Corp.	5,647
	Industrial Conglomerates — 0.3%
41	3M Co.	3,729
208	General Electric Co.	22,595
113	Honeywell International, Inc.	20,708
		47,032
	Industrial REITs — 0.1%
76	Prologis, Inc.	7,657
351	Rexford Industrial Realty, Inc.	15,177
		22,834
	Insurance — 1.6%
34	Allstate Corp.	4,356
791	American International Group, Inc.	48,496
107	Arch Capital Group Ltd.(a)	9,275
65	Arthur J Gallagher & Co.	15,307
36	Assurant, Inc.	5,360
52	Chubb Ltd.	11,160
179	First American Financial Corp.	9,208
108	Hanover Insurance Group, Inc.	12,659
113	Hartford Financial Services Group, Inc.	8,300
49	Marsh & McLennan Cos., Inc.	9,293
84	Prudential Financial, Inc.	7,681
215	Reinsurance Group of America, Inc.	32,136
155	Selective Insurance Group, Inc.	16,137
83	Travelers Cos., Inc.	13,898
219	Willis Towers Watson PLC	51,660
		254,926
	Interactive Media & Services — 2.6%
691	Alphabet, Inc., Class A(a)	85,739
1,112	Alphabet, Inc., Class C(a)	139,334
537	Meta Platforms, Inc., Class A(a)	161,782
349	Pinterest, Inc., Class A(a)	10,428
291	Yelp, Inc.(a)	12,277
307	ZoomInfo Technologies, Inc.(a)	3,979
		413,539

Shares	Description	Value (†)
	IT Services — 0.4%
57	Accenture PLC, Class A	$16,934
159	Cognizant Technology Solutions Corp., Class A	10,251
104	International Business Machines Corp.	15,042
458	Shopify, Inc., Class A(a)	21,613
16	VeriSign, Inc.(a)	3,195
		67,035
	Leisure Products — 0.1%
542	Mattel, Inc.(a)	10,341
127	YETI Holdings, Inc.(a)	5,400
		15,741
	Life Sciences Tools & Services — 0.6%
35	Agilent Technologies, Inc.	3,618
80	Danaher Corp.	15,362
206	Illumina, Inc.(a)	22,540
221	IQVIA Holdings, Inc.(a)	39,963
57	Repligen Corp.(a)	7,670
18	Thermo Fisher Scientific, Inc.	8,006
9	West Pharmaceutical Services, Inc.	2,865
		100,024
	Machinery — 0.9%
78	AGCO Corp.	8,943
26	Caterpillar, Inc.	5,877
47	Chart Industries, Inc.(a)	5,463
10	Cummins, Inc.	2,163
36	Deere & Co.	13,153
65	Dover Corp.	8,447
100	Fortive Corp.	6,528
247	Graco, Inc.	18,364
21	Illinois Tool Works, Inc.	4,706
173	ITT, Inc.	16,149
104	Oshkosh Corp.	9,124
49	Parker-Hannifin Corp.	18,077
122	SPX Technologies, Inc.(a)	9,775
172	Terex Corp.	7,878
151	Toro Co.	12,207
		146,854
	Media — 0.9%
118	Charter Communications, Inc., Class A(a)	47,531
1,055	Comcast Corp., Class A	43,561
345	Interpublic Group of Cos., Inc.	9,798
233	Liberty Broadband Corp., Class C(a)	19,411
188	New York Times Co., Class A	7,578
149	Omnicom Group, Inc.	11,162
205	Paramount Global, Class B	2,230
		141,271
	Metals & Mining — 0.3%
465	Alcoa Corp.	11,923
586	Cleveland-Cliffs, Inc.(a)	9,833
171	Commercial Metals Co.	7,232
67	Newmont Corp.	2,510
54	Reliance Steel & Aluminum Co.	13,736
		45,234
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
610	Invesco Mortgage Capital, Inc.	4,166
494	KKR Real Estate Finance Trust, Inc.	5,158
		9,324
	Multi-Utilities — 0.1%
125	Consolidated Edison, Inc.	10,974
Shares	Description	Value (†)
	Multi-Utilities — continued
49	DTE Energy Co.	$4,722
30	WEC Energy Group, Inc.	2,442
		18,138
	Office REITs — 0.3%
1,261	Brandywine Realty Trust	4,716
619	COPT Defense Properties	14,113
430	Douglas Emmett, Inc.	4,820
573	Easterly Government Properties, Inc.	6,166
680	Highwoods Properties, Inc.	12,165
465	Kilroy Realty Corp.	13,290
		55,270
	Oil, Gas & Consumable Fuels — 2.0%
859	Antero Midstream Corp.	10,600
230	Antero Resources Corp.(a)	6,771
927	APA Corp.	36,820
76	Chevron Corp.	11,076
395	CNX Resources Corp.(a)	8,579
535	ConocoPhillips	63,558
411	EOG Resources, Inc.	51,889
167	Exxon Mobil Corp.	17,677
39	Hess Corp.	5,632
173	HF Sinclair Corp.	9,581
584	Kinder Morgan, Inc.	9,461
105	ONEOK, Inc.	6,846
268	Ovintiv, Inc.	12,864
330	Phillips 66	37,643
300	Range Resources Corp.	10,752
1,137	Southwestern Energy Co.(a)	8,107
41	Valero Energy Corp.	5,207
211	Williams Cos., Inc.	7,258
		320,321
	Passenger Airlines — 0.1%
169	Alaska Air Group, Inc.(a)	5,346
261	Delta Air Lines, Inc.	8,156
		13,502
	Personal Care Products — 0.0%
21	Estee Lauder Cos., Inc., Class A	2,706
	Pharmaceuticals — 1.1%
154	Bristol-Myers Squibb Co.	7,936
30	Eli Lilly & Co.	16,618
74	Jazz Pharmaceuticals PLC(a)	9,399
215	Johnson & Johnson	31,893
159	Merck & Co., Inc.	16,329
175	Novartis AG, ADR	16,376
358	Novo Nordisk AS, ADR	34,572
170	Perrigo Co. PLC	4,699
276	Pfizer, Inc.	8,435
530	Roche Holding AG, ADR	17,135
35	Sandoz Group AG, ADR(a)	904
78	Zoetis, Inc.	12,246
		176,542
	Professional Services — 0.4%
23	Automatic Data Processing, Inc.	5,019
37	Ceridian HCM Holding, Inc.(a)	2,368
102	Equifax, Inc.	17,296
105	Exponent, Inc.	7,696
141	Korn Ferry	6,418
56	Leidos Holdings, Inc.	5,551

Shares	Description	Value (†)
	Professional Services — continued
28	Paychex, Inc.	$3,109
57	Paylocity Holding Corp.(a)	10,226
		57,683
	Real Estate Management & Development — 0.3%
603	CBRE Group, Inc., Class A(a)	41,812
71	Jones Lang LaSalle, Inc.(a)	9,082
		50,894
	Residential REITs — 0.1%
39	AvalonBay Communities, Inc.	6,464
58	Camden Property Trust	4,923
		11,387
	Retail REITs — 0.2%
1,021	Brixmor Property Group, Inc.	21,227
347	NNN REIT, Inc.	12,607
33	Simon Property Group, Inc.	3,626
		37,460
	Semiconductors & Semiconductor Equipment — 2.2%
141	Advanced Micro Devices, Inc.(a)	13,888
85	Analog Devices, Inc.	13,373
453	ARM Holdings PLC, ADR(a)	22,328
29	Broadcom, Inc.	24,400
16	First Solar, Inc.(a)	2,279
510	Intel Corp.	18,615
151	Lattice Semiconductor Corp.(a)	8,397
78	Micron Technology, Inc.	5,216
407	NVIDIA Corp.	165,975
54	Qorvo, Inc.(a)	4,721
302	QUALCOMM, Inc.	32,915
57	Silicon Laboratories, Inc.(a)	5,254
98	Synaptics, Inc.(a)	8,199
94	Texas Instruments, Inc.	13,349
60	Universal Display Corp.	8,351
		347,260
	Software — 4.2%
47	Adobe, Inc.(a)	25,007
42	ANSYS, Inc.(a)	11,687
289	Autodesk, Inc.(a)	57,115
26	Cadence Design Systems, Inc.(a)	6,236
215	Dynatrace, Inc.(a)	9,613
29	Intuit, Inc.	14,354
81	Manhattan Associates, Inc.(a)	15,793
656	Microsoft Corp.	221,800
963	Oracle Corp.	99,574
17	Palo Alto Networks, Inc.(a)	4,131
75	Qualys, Inc.(a)	11,471
37	Roper Technologies, Inc.	18,077
479	Salesforce, Inc.(a)	96,198
16	ServiceNow, Inc.(a)	9,310
68	SPS Commerce, Inc.(a)	10,903
16	Synopsys, Inc.(a)	7,511
17	Tyler Technologies, Inc.(a)	6,339
175	Workday, Inc., Class A(a)	37,049
		662,168
	Specialized REITs — 0.1%
20	American Tower Corp.	3,564
37	Crown Castle, Inc.	3,440
7	Equinix, Inc.	5,107
170	VICI Properties, Inc.	4,743
98	Weyerhaeuser Co.	2,812
		19,666
Shares	Description	Value (†)
	Specialty Retail — 0.5%
34	Asbury Automotive Group, Inc.(a)	$6,507
72	Boot Barn Holdings, Inc.(a)	5,004
53	Dick's Sporting Goods, Inc.	5,668
54	Five Below, Inc.(a)	9,395
63	Home Depot, Inc.	17,935
33	Lithia Motors, Inc.	7,993
66	Ross Stores, Inc.	7,654
144	TJX Cos., Inc.	12,682
73	Williams-Sonoma, Inc.	10,968
		83,806
	Technology Hardware, Storage & Peripherals — 0.6%
520	Apple, Inc.	88,800
208	Hewlett Packard Enterprise Co.	3,199
126	HP, Inc.	3,318
		95,317
	Textiles, Apparel & Luxury Goods — 0.4%
64	Crocs, Inc.(a)	5,717
28	Deckers Outdoor Corp.(a)	16,718
159	NIKE, Inc., Class B	16,340
98	PVH Corp.	7,286
1,738	Under Armour, Inc., Class A(a)	11,905
976	Under Armour, Inc., Class C(a)	6,276
		64,242
	Trading Companies & Distributors — 0.1%
71	GATX Corp.	7,425
45	Watsco, Inc.	15,700
		23,125
	Water Utilities — 0.1%
110	American States Water Co.	8,585
29	American Water Works Co., Inc.	3,412
234	Essential Utilities, Inc.	7,830
		19,827
	Total Common Stocks (Identified Cost $7,603,597)	7,474,542

Principal Amount
Bonds and Notes — 12.9%
	Apartment REITs — 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	11,426
	Automotive — 0.2%
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	18,787
5,000	Lear Corp., 4.250%, 5/15/2029	4,471
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	9,730
		32,988
	Banking — 1.9%
25,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	22,590
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,900
26,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	23,027
19,000	Citigroup, Inc., 4.600%, 3/09/2026	18,210
21,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	20,241
21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	20,774
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	16,436
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	10,769

Principal Amount	Description	Value (†)
	Banking — continued
$13,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$11,412
11,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	10,016
25,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	22,979
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,060
12,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	11,719
11,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,781
17,000	State Street Corp., 2.400%, 1/24/2030	13,846
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	12,040
24,000	Truist Bank, 3.200%, 4/01/2024	23,715
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	23,020
		308,535
	Brokerage — 0.2%
23,000	BlackRock, Inc., 2.400%, 4/30/2030	18,871
27,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,687
		34,558
	Building Materials — 0.2%
12,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,946
22,000	Owens Corning, 3.950%, 8/15/2029	19,507
		29,453
	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,219
	Consumer Products — 0.0%
8,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,962
	Diversified Manufacturing — 0.2%
23,000	Eaton Corp., 4.150%, 3/15/2033	20,235
12,000	Emerson Electric Co., 2.000%, 12/21/2028	10,168
		30,403
	Electric — 0.7%
15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	12,868
21,000	Duke Energy Corp., 3.750%, 4/15/2024	20,794
26,000	Entergy Corp., 0.900%, 9/15/2025	23,662
11,000	Exelon Corp., 4.050%, 4/15/2030	9,717
26,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	20,260
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,328
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,468
19,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	18,016
		113,113
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	11,028
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,268
		14,296
	Finance Companies — 0.2%
13,000	Ares Capital Corp., 3.250%, 7/15/2025	12,191
15,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	12,817
		25,008
	Food & Beverage — 0.4%
23,000	Coca-Cola Co., 1.450%, 6/01/2027	20,211
20,000	General Mills, Inc., 4.000%, 4/17/2025	19,463
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,235
22,000	PepsiCo, Inc., 2.750%, 3/19/2030	18,738
		66,647
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.3%
$14,000	Equinor ASA, 3.625%, 4/06/2040	$10,372
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	37,953
		48,325
	Health Care REITs — 0.1%
11,000	Welltower OP LLC, 2.800%, 6/01/2031	8,613
	Health Insurance — 0.2%
19,000	Elevance Health, Inc., 4.101%, 3/01/2028	17,749
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	15,736
		33,485
	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,516
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,558
11,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	10,601
14,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	12,973
12,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,854
		47,502
	Integrated Energy — 0.2%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,281
17,000	Shell International Finance BV, 6.375%, 12/15/2038	17,377
		38,658
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,888
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	15,343
		19,231
	Media Entertainment — 0.1%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,641
	Metals & Mining — 0.1%
13,000	Nucor Corp., 3.125%, 4/01/2032	10,502
	Mortgage Related — 3.8%
22,964	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	16,870
77,044	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	59,199
73,175	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	58,625
63,158	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	52,625
3,722	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,218
89,845	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	66,235
102,776	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	79,149
86,134	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	69,345
66,045	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	55,177
49,301	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	42,635
1,222	Federal National Mortgage Association, 4.500%, 5/01/2049	1,111
22,945	Government National Mortgage Association, 3.000%, 6/20/2052	18,922
12,927	Government National Mortgage Association, 4.000%, 8/20/2053	11,368
11,918	Government National Mortgage Association, 5.000%, 7/20/2053	11,095
54,925	Government National Mortgage Association, 5.500%, 4/20/2053	52,551
		598,125
	Natural Gas — 0.1%
23,000	NiSource, Inc., 0.950%, 8/15/2025	21,014

Principal Amount	Description	Value (†)
	Office REITs — 0.2%
$23,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$21,888
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,726
		31,614
	Oil Field Services — 0.1%
12,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	10,932
	Other REITs — 0.1%
15,000	Prologis LP, 1.250%, 10/15/2030	10,971
	Pharmaceuticals — 0.3%
19,000	AbbVie, Inc., 3.600%, 5/14/2025	18,381
11,000	Biogen, Inc., 2.250%, 5/01/2030	8,639
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	9,869
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	6,919
7,000	Viatris, Inc., 3.850%, 6/22/2040	4,357
		48,165
	Property & Casualty Insurance — 0.1%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,939
13,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	10,226
		15,165
	Railroads — 0.1%
20,000	CSX Corp., 2.600%, 11/01/2026	18,318
	Restaurants — 0.1%
21,000	Starbucks Corp., 2.250%, 3/12/2030	16,943
	Retail REITs — 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,401
7,000	Spirit Realty LP, 2.700%, 2/15/2032	5,184
		10,585
	Retailers — 0.2%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,371
27,000	TJX Cos., Inc., 1.150%, 5/15/2028	22,336
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,266
		35,973
	Technology — 0.6%
20,000	Apple, Inc., 2.500%, 2/09/2025	19,307
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,411
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	10,001
11,000	Intel Corp., 2.450%, 11/15/2029	9,233
19,000	International Business Machines Corp., 4.000%, 6/20/2042	14,152
12,000	NVIDIA Corp., 2.850%, 4/01/2030	10,256
18,000	Oracle Corp., 2.950%, 5/15/2025	17,228
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	17,507
		99,095
	Treasuries — 1.4%
36,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	15,837
23,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	15,082
18,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	11,408
53,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	36,042
30,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	21,205
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	20,018
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,897
85,000	U.S. Treasury Notes, 0.375%, 11/30/2025	77,227
		214,716
Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$10,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$7,002
	Wireless — 0.1%
18,000	Vodafone Group PLC, 6.150%, 2/27/2037	17,088
	Wirelines — 0.0%
10,000	AT&T, Inc., 3.650%, 6/01/2051	6,155
	Total Bonds and Notes (Identified Cost $2,375,166)	2,054,426

Shares
Exchange-Traded Funds — 6.5%
15,492	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,143,036)	1,036,880

Mutual Funds — 10.0%
47,394	WCM Focused Emerging Markets Fund, Institutional Class	566,357
51,867	WCM Focused International Growth Fund, Institutional Class	1,024,898
	Total Mutual Funds (Identified Cost $2,020,972)	1,591,255

Affiliated Mutual Funds — 21.8%
80,909	Loomis Sayles Inflation Protected Securities Fund, Class N	741,933
73,341	Loomis Sayles Limited Term Government and Agency Fund, Class N	774,486
114,987	Mirova Global Green Bond Fund, Class N	935,994
100,758	Mirova International Sustainable Equity Fund, Class N	1,026,724
	Total Affiliated Mutual Funds (Identified Cost $4,104,856)	3,479,137

Principal Amount
Short-Term Investments — 2.8%
$450,216	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $450,247 on 11/01/2023 collateralized by $459,800 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $459,423 including accrued interest(d) (Identified Cost $450,216)	450,216
	Total Investments — 100.8% (Identified Cost $17,697,843)	16,086,456
	Other assets less liabilities — (0.8)%	(121,962)
	Net Assets — 100.0%	$15,964,494

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $31,822 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$751,572	$127,624	$81,444	$(7,591)	$(48,228)	$741,933	80,909	$25,734
Loomis Sayles Limited Term Government and Agency Fund, Class N	767,746	117,089	93,875	(2,408)	(14,066)	774,486	73,341	23,202

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$918,382	$150,080	$116,883	$(8,879)	$(6,706)	$935,994	114,987	$—
Mirova International Sustainable Equity Fund, Class N	1,098,293	167,723	110,876	6,296	(134,712)	1,026,724	100,758	1,710
	$3,535,993	$562,516	$403,078	$(12,582)	$(203,712)	$3,479,137	369,995	$50,646

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,474,542	$—	$—	$7,474,542
Bonds and Notes(a)	—	2,054,426	—	2,054,426
Exchange-Traded Funds	1,036,880	—	—	1,036,880
Mutual Funds	1,591,255	—	—	1,591,255
Affiliated Mutual Funds	3,479,137	—	—	3,479,137
Short-Term Investments	—	450,216	—	450,216
Total Investments	$13,581,814	$2,504,642	$—	$16,086,456

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	69.7%
Fixed Income	28.3
Short-Term Investments	2.8
Total Investments	100.8
Other assets less liabilities	(0.8)
Net Assets	100.0%